Putnam VT International Value Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (95.2%)(a)
	Shares	Value
Aerospace and defense (1.1%)
Thales SA (France)	13,020	$2,069,283

		2,069,283
Air freight and logistics (1.0%)
DHL Group (Germany)	44,893	2,002,526

		2,002,526
Automobiles (1.8%)
Stellantis NV (Borsa Italiana Exchange) (Italy)	109,408	1,515,084
Yamaha Motor Co., Ltd. (Japan)	231,200	2,082,212

		3,597,296
Banks (20.3%)
AIB Group PLC (Ireland)	860,291	4,928,014
ANZ Group Holdings, Ltd. (Australia)	195,521	4,109,054
Barclays PLC (United Kingdom)	859,872	2,583,555
BNP Paribas SA (France)	47,522	3,261,038
CaixaBank SA (Spain)	576,940	3,443,144
DNB Bank ASA (Norway)	75,335	1,544,898
HSBC Holdings PLC (United Kingdom)	571,041	5,122,819
ING Groep NV (Netherlands)	318,256	5,774,120
Mitsubishi UFJ Financial Group, Inc. (Japan)	433,300	4,449,381
Mizuho Financial Group, Inc. (Japan)	56,080	1,159,220
Sumitomo Mitsui Financial Group, Inc. (Japan)	151,800	3,243,451

		39,618,694
Beverages (2.7%)
Asahi Group Holdings, Ltd. (Japan)	175,800	2,304,203
Coca-Cola Europacific Partners PLC (Spain)	38,467	3,029,276

		5,333,479
Biotechnology (0.9%)
Argenx SE (Netherlands)(NON)	3,360	1,816,717

		1,816,717
Broadline retail (0.4%)
Pan Pacific International Holdings Corp. (Japan)	32,700	849,671

		849,671
Building products (1.4%)
Cie de Saint-Gobain SA (France)	29,968	2,733,155

		2,733,155
Capital markets (2.3%)
UBS Group AG (Switzerland)	147,716	4,570,930

		4,570,930
Chemicals (0.6%)
LANXESS AG (Germany)	37,126	1,175,260

		1,175,260
Construction and engineering (2.0%)
Vinci SA (France)	33,273	3,889,498

		3,889,498
Construction materials (2.1%)
CRH PLC (London Exchange)	45,151	4,132,288

		4,132,288
Consumer staples distribution and retail (3.3%)
MatsukiyoCocokara & Co. (Japan)	122,200	2,013,286
Seven & i Holdings Co., Ltd. (Japan)	137,900	2,076,450
Tesco PLC (United Kingdom)	503,229	2,416,157

		6,505,893
Diversified REITs (0.8%)
Mirvac Group (Australia)(R)	1,054,412	1,559,645

		1,559,645
Diversified telecommunication services (3.5%)
Deutsche Telekom AG (Germany)	106,660	3,132,522
Nippon Telegraph & Telephone Corp. (Japan)	2,914,700	2,988,105
Telstra Group, Ltd. (Australia)	225,155	602,634

		6,723,261
Financial services (1.2%)
ORIX Corp. (Japan)	97,700	2,286,067

		2,286,067
Food products (1.2%)
Nissin Food Products Co., Ltd. (Japan)	85,000	2,375,262

		2,375,262
Health care equipment and supplies (1.3%)
Hoya Corp. (Japan)	17,600	2,437,662

		2,437,662
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	47,095	1,509,851

		1,509,851
Household durables (1.9%)
Cairn Homes PLC (Ireland)	832,499	1,822,192
Sony Group Corp. (Japan)	100,500	1,952,472

		3,774,664
Industrial conglomerates (3.1%)
Siemens AG (Germany)	29,335	5,934,701

		5,934,701
Insurance (8.2%)
ASR Nederland NV (Netherlands)	59,793	2,931,194
AXA SA (France)	117,309	4,516,023
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,318	2,930,453
Prudential PLC (United Kingdom)	207,575	1,925,724
QBE Insurance Group, Ltd. (Australia)	317,059	3,620,349

		15,923,743
Machinery (1.7%)
Alstom SA (France)(NON)	63,951	1,328,699
MinebeaMitsumi, Inc. (Japan)	101,400	2,004,318

		3,333,017
Metals and mining (2.5%)
Anglo American PLC (London Exchange) (United Kingdom)	33,716	1,095,962
Glencore PLC (United Kingdom)	646,631	3,703,029

		4,798,991
Multi-utilities (3.2%)
E.ON SE (Germany)	198,074	2,949,705
Veolia Environnement SA (France)	101,810	3,351,917

		6,301,622
Oil, gas, and consumable fuels (6.9%)
BP PLC (United Kingdom)	537,918	2,805,530
Shell PLC (London Exchange) (United Kingdom)	144,222	4,678,811
Suncor Energy, Inc. (Canada)	96,434	3,559,455
TotalEnergies SE (France)	36,348	2,360,267

		13,404,063
Passenger airlines (1.3%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	490,009	2,501,247

		2,501,247
Personal care products (1.6%)
Unilever PLC (United Kingdom)	48,407	3,142,027

		3,142,027
Pharmaceuticals (4.9%)
AstraZeneca PLC (United Kingdom)	20,053	3,123,985
Sanofi SA (France)	54,964	6,328,509

		9,452,494
Semiconductors and semiconductor equipment (0.7%)
STMicroelectronics NV (France)	43,819	1,308,625

		1,308,625
Specialty retail (1.0%)
JD Sports Fashion PLC (United Kingdom)	949,158	1,957,109

		1,957,109
Technology hardware, storage, and peripherals (0.4%)
Samsung Electronics Co., Ltd. (South Korea)	15,439	721,600

		721,600
Textiles, apparel, and luxury goods (1.0%)
Asics Corp. (Japan)	94,800	1,991,570

		1,991,570
Tobacco (1.0%)
Imperial Brands PLC (United Kingdom)	63,737	1,854,049

		1,854,049
Trading companies and distributors (5.8%)
Ashtead Group PLC (United Kingdom)	20,291	1,572,163
Ferguson Enterprises, Inc.	10,293	2,022,901
ITOCHU Corp. (Japan)	55,000	2,964,228
Mitsubishi Corp. (Japan)	230,700	4,793,911

		11,353,203
Wireless telecommunication services (1.3%)
KDDI Corp. (Japan)	29,100	932,291
Vodafone Group PLC (United Kingdom)	1,606,948	1,610,478

		2,542,769

Total common stocks (cost $153,410,334)		$185,481,932

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Notes 3.75%, 12/31/28(i)	$12,000	$12,196

Total U.S. treasury obligations (cost $12,196)		$12,196

SHORT-TERM INVESTMENTS (4.3%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	7,544,703	$7,544,703
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(P)	Shares	110,000	110,000
U.S. Treasury Bills 5.335%, 10/24/24(SEGSF)		$200,000	199,397
U.S. Treasury Bills 5.181%, 11/19/24(SEGSF)		500,000	496,839

Total short-term investments (cost $8,350,610)			$8,350,939
TOTAL INVESTMENTS

Total investments (cost $161,773,140)			$193,845,067

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $54,253,999) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/24	$329,640	$318,645	$10,995
		British Pound	Sell	12/18/24	2,112,025	2,081,492	(30,533)
		Canadian Dollar	Sell	10/16/24	310,063	307,113	(2,950)
		Danish Krone	Buy	12/18/24	160,687	160,262	425
		Israeli Shekel	Buy	10/16/24	692,745	691,134	1,611
		Norwegian Krone	Buy	12/18/24	367,965	366,218	1,747
		Singapore Dollar	Buy	11/20/24	37,829	36,715	1,114
		Swedish Krona	Buy	12/18/24	695,799	689,293	6,506
	Barclays Bank PLC
		Euro	Sell	12/18/24	6,355,717	6,336,401	(19,316)
		Hong Kong Dollar	Buy	11/20/24	36,855	36,857	(2)
		Israeli Shekel	Buy	10/16/24	112,291	111,895	396
		Singapore Dollar	Buy	11/20/24	128,462	124,690	3,772
	Citibank, N.A.
		Australian Dollar	Buy	10/16/24	208,419	201,422	6,997
		Canadian Dollar	Sell	10/16/24	584,474	578,899	(5,575)
		Danish Krone	Buy	12/18/24	544,968	543,576	1,392
		Swiss Franc	Buy	12/18/24	845,569	843,759	1,810
	Goldman Sachs International
		Australian Dollar	Buy	10/16/24	206,760	199,854	6,906
		Chilean Peso	Buy	10/16/24	173,215	163,422	9,793
		Singapore Dollar	Buy	11/20/24	1,428,439	1,386,456	41,983
		Swiss Franc	Buy	12/18/24	490,111	489,097	1,014
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/24	427,765	413,488	14,277
		British Pound	Sell	12/18/24	914,588	900,676	(13,912)
		Canadian Dollar	Sell	10/16/24	341,350	338,088	(3,262)
		Chinese Yuan (Offshore)	Buy	11/20/24	594,848	583,756	11,092
		Hong Kong Dollar	Buy	11/20/24	170,630	170,630	—
		Japanese Yen	Buy	11/20/24	422,071	422,873	(802)
		Swedish Krona	Buy	12/18/24	251,477	248,975	2,502
		Swiss Franc	Buy	12/18/24	2,892,403	2,886,070	6,333
	JPMorgan Chase Bank N.A.
		Hong Kong Dollar	Buy	11/20/24	986,863	986,774	89
		New Zealand Dollar	Buy	10/16/24	162,577	156,274	6,303
		South Korean Won	Sell	11/20/24	956,900	913,458	(43,442)
		Swedish Krona	Buy	12/18/24	1,439,190	1,424,889	14,301
		Swiss Franc	Buy	12/18/24	151,097	150,791	306
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/16/24	140,445	116,325	(24,120)
		British Pound	Sell	12/18/24	1,325,497	1,305,476	(20,021)
		Canadian Dollar	Sell	10/16/24	304,072	301,140	(2,932)
		Czech Koruna	Buy	12/18/24	140,107	140,685	(578)
		Danish Krone	Buy	12/18/24	543,034	541,750	1,284
		Japanese Yen	Buy	11/20/24	767,211	778,469	(11,258)
		Norwegian Krone	Buy	12/18/24	231,482	230,241	1,241
		Singapore Dollar	Buy	11/20/24	988,850	959,887	28,963
		Swedish Krona	Buy	12/18/24	1,188,553	1,177,063	11,490
		Swiss Franc	Buy	12/18/24	1,858,082	1,854,347	3,735
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/24	225,569	218,027	7,542
		Swedish Krona	Buy	12/18/24	499,949	495,024	4,925
		Swiss Franc	Buy	12/18/24	1,508,344	1,505,059	3,285
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	3,043	2,940	103
		British Pound	Sell	12/18/24	378,962	373,355	(5,607)
		Canadian Dollar	Buy	10/16/24	204,514	201,929	2,585
		Euro	Sell	12/18/24	1,013,784	1,008,083	(5,701)
		Hong Kong Dollar	Buy	11/20/24	926,978	926,913	65
		Israeli Shekel	Buy	10/16/24	439,559	438,275	1,284
		Japanese Yen	Sell	11/20/24	586,899	587,775	876
		Norwegian Krone	Buy	12/18/24	9,641	9,594	47
		Swedish Krona	Buy	12/18/24	26,627	26,360	267
		Swiss Franc	Buy	12/18/24	5,975,821	5,963,531	12,290
	Toronto-Dominion Bank
		British Pound	Sell	12/18/24	436,441	429,992	(6,449)
		Canadian Dollar	Sell	10/16/24	266,127	263,582	(2,545)
		Hong Kong Dollar	Buy	11/20/24	1,241,386	1,241,431	(45)
		Swedish Krona	Buy	12/18/24	342,350	338,935	3,415
		Swiss Franc	Buy	12/18/24	375,358	374,580	778
	UBS AG
		Australian Dollar	Buy	10/16/24	712,457	687,031	25,426
		Canadian Dollar	Sell	10/16/24	609,253	603,437	(5,816)
		Euro	Sell	12/18/24	413,598	412,352	(1,246)
		Hong Kong Dollar	Buy	11/20/24	321,424	321,416	8
		Japanese Yen	Sell	11/20/24	548,322	547,818	(504)
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/16/24	1,562,149	1,547,244	(14,905)
		Euro	Sell	12/18/24	851,315	848,677	(2,638)
		Swiss Franc	Buy	12/18/24	2,215,924	2,211,314	4,610

	Unrealized appreciation						265,883

	Unrealized (depreciation)						(224,159)

	Total						$41,724
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from Janaury 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $194,860,680.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$4,985,615	$24,067,815	$21,508,727	$239,523	$7,544,703

	Total Short-term investments	$4,985,615	$24,067,815	$21,508,727	$239,523	$7,544,703
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $32,786.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.1%
	United Kingdom	20.2
	France	16.1
	Germany	9.4
	United States	7.4
	Australia	6.4
	Netherlands	5.4
	Ireland	3.5
	Spain	3.3
	Switzerland	2.4
	Canada	1.8
	Norway	0.8
	Italy	0.8
	South Korea	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $78,653 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $32,786 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$9,266,030	$—
Consumer discretionary	—	13,680,161	—
Consumer staples	3,029,276	16,181,434	—
Energy	3,559,455	9,844,608	—
Financials	—	62,399,434	—
Health care	—	13,706,873	—
Industrials	2,022,901	31,793,729	—
Information technology	—	2,030,225	—
Materials	—	10,106,539	—
Real estate	—	1,559,645	—
Utilities	—	6,301,622	—

Total common stocks	8,611,632	176,870,300	—
U.S. treasury obligations	—	12,196	—
Short-term investments	110,000	8,240,939	—

Totals by level	$8,721,632	$185,123,435	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$41,724	$—

Totals by level	$—	$41,724	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$41,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com